Schedule of Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022	$ 13,062
2022	8,612	$ 26,460
2023		8,911
Total lease payment		35,371
Less: Imputed Interest		(1,187)
Present value of lease liabilities	21,530	34,184
Current portion	(19,377)	(25,374)	$ (24,792)
Non-current portion	$ 2,153	$ 8,810	$ 34,184